CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	$ 833,811	¥ 5,425,024	¥ 11,287,789
Restricted cash	53,596	348,710	635,366
Accounts receivable, net of allowance for doubtful accounts of RMB5,124 and RMB13,798 at December 31, 2016 and 2017, respectively	44,239	287,835	197,803
Financing receivables	9,841	64,030
Short-term investment	803,000	5,224,559
Inventories	5,261	34,231	33,959
Advances to suppliers	40,511	263,574	646,666
Prepayments and other current assets	110,659	719,983	379,055
Amounts due from related parties	1,522	9,900	5,400
Total current assets	1,902,440	12,377,846	13,186,038
Investments in equity investees	93,780	610,160	537,175
Property and equipment, net	994,883	6,473,010	4,065,562
Land use rights, net	246,362	1,602,908	1,302,869
Intangible assets, net	9,287	60,424
Goodwill	651,913	4,241,541	4,157,111
Deferred tax assets	23,479	152,763	109,030
Other non-current assets	47,490	308,986	45,953
TOTAL ASSETS	3,969,634	25,827,638	23,403,738
Current liabilities (including amounts of the consolidated VIE without recourse to ZTO Express (Cayman) Inc. See Note 2(b))
Short-term bank borrowing	38,424	250,000	450,000
Accounts payable	136,658	889,139	636,422
Advances from customers	39,802	258,965	229,724
Income tax payable	34,109	221,926	418,310
Amounts due to related parties	17,662	114,913	131,425
Acquisition consideration payable, current	19,981	130,004
Other current liabilities	350,593	2,281,067	1,656,590
Total current liabilities	637,229	4,146,014	3,522,471
Deferred tax liabilities	24,180	157,320	130,520
Acquisition consideration payable, non-current	3,526	22,942
Other non-current liabilities	9,229	60,045
TOTAL LIABILITIES	674,164	4,386,321	3,652,991
Commitments and contingencies (Note 15)
Shareholders' equity
Ordinary shares (US$0.0001 par value; 10,000,000,000 ordinary shares authorized as of December 31, 2016 and 2017; 525,306,440 Class A ordinary shares issued and 514,464,604 Class A ordinary shares outstanding as of December 31, 2016; 525,306,440 Class A ordinary shares issued and 504,704,716 Class A ordinary shares outstanding as of December 31, 2017; 206,100,000 Class B ordinary shares issued and outstanding as of December 31, 2016 and 2017)	72	471	471
Additional paid-in capital	2,455,463	15,975,979	15,940,206
Treasury shares, at cost	(140,573)	(914,611)
Retained earnings	1,025,063	6,669,370	3,509,707
Accumulated other comprehensive income/(loss)	(45,478)	(295,896)	294,649
ZTO Express (Cayman) Inc. shareholders' equity	3,294,547	21,435,313	19,745,033
Noncontrolling interests	923	6,004	5,714
Total Equity	3,295,470	21,441,317	19,750,747
TOTAL LIABILITIES, AND EQUITY	$ 3,969,634	¥ 25,827,638	¥ 23,403,738